Capital Stock (Total Share-based Compensation Expenses Recognized as Operating and Administrative Expense) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 22, 2014	Mar. 23, 2013	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Capital Stock [Abstract]
Share-based employee compensation	$ 9.9	$ 11.5	$ 50.4	$ 48.4	$ 44.4
Income tax benefit			(19.6)	(18.7)	(17.2)
Share-based compensation expense recognized in earnings, net of tax			$ 30.8	$ 29.7	$ 27.2